Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net (loss) income	¥ (587,089)	$ (83,953)	¥ 39,685	¥ (30,788)
Equity in loss (earning) of subsidiaries	577,911	82,640	(54,431)	4,915
Change in fair value of warrant liabilities				(170)
Change in fair value of contingent consideration				5,624
Share based compensation	7,504	1,073	10,579	13,637
Changes in operating assets and liabilities
Prepaid expense and other current assets	456	65	(266)	425
Accrued expenses and other current liabilities	(73)	(10)	72	254
Net cash used in operating activities	(1,291)	(185)	(4,361)	(6,103)
Cash flows from financing activities
Due to subsidiaries	2,426	347	(17,406)	29,294
Share repurchase			(736)	(2,734)
Net cash provided by (used in) financing activities	2,426	347	(18,142)	26,560
Net increase (decrease) in cash and cash equivalents	1,135	162	(22,503)	20,457
Cash and cash equivalents at beginning of the year	1,081	155	23,584	3,127
Cash and cash equivalents at end of the year	¥ 2,216	$ 317	¥ 1,081	¥ 23,584